Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

27.Subsequent events

On January 13, 2023, the Company received an amount of R$ 11,731 thousand ($3,084) arising from a financing contract entered into with BDMG on November 14, 2022. The financing has monthly interest payments and a grace period of 24 (twenty-four) months for the principal repayment. The principal repayment is made in 60 (sixty) monthly installments, with the first installment due on December 15, 2024. The financing cost is 3.75% per year.

On February 23, 2023, the Board approved the granting of a credit facility, to be provided by Sigma Brazil, of up to US$ 12 million (the “Credit Facility”) to Tatooine Investimentos S.A. (“Tatooine”), a related party to the Company controlled by the CEO. The Credit Facility aims to fund the acquisition of real estate properties located in areas of interest of the Company’s project in Brazil (“Real Estate Properties”), granting that Tatooine leases the Real Estate Properties to Sigma Brazil for as long as required to comply with the Company’s projects. On April 20, 2023, the Company concluded the first disbursement, of R$ 12,384 thousand ($3,333), as requested by Tatooine.

On March 31, 2023, Sigma Brazil received R$28,713 thousand ($7,665)from Arqueana, a related party to the Company, referring to the payment of amounts receivable related to drilling services rendered of R$19,043 ($4,881) and additional costs incurred subsequent to December 31, 2022 of R$9,670 ($2,784).